Supplement to the
Fidelity® Global Commodity Stock Fund
Class A, Class M, Class C and Class I
December 30, 2017
Summary Prospectus

Effective October 1, 2018, Joe Wickwire no longer serves as portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Effective October 1, 2018, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jody Simes (portfolio manager) has managed the fund since October 2018.

AGCS-SUM-18-02 1.9881416.104	September 24, 2018

Supplement to the
Fidelity® Global Commodity Stock Fund
December 30, 2017
Summary Prospectus

Effective October 1, 2018, Joe Wickwire no longer serves as portfolio manager of the fund.

Effective October 1, 2018, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jody Simes (portfolio manager) has managed the fund since October 2018.

GCS-SUM-18-01 1.9886602.101	September 24, 2018